Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Income Tax Provision (Benefit)

For each of the years ended December 31, 2019 and 2018, current tax provisions and current deferred tax provisions were recorded as follows:

	As of December 31,
	2019	2018
Current Tax Provision
Federal	$-	$21,000
State	(25,000)	(21,000)
Foreign	2,000	(5,000)
	(23,000)	(5,000)
Deferred Tax Provision
Federal	-	-
State	2,000	6,000
Foreign	(6,000)	63,000
	(4,000)	69,000
Total Tax Provision
Federal	-	21,000
State	(23,000)	(15,000)
Foreign	(4,000)	58,000
	$(27,000)	$64,000

Schedule of Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities have been reported in other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets:
NOL carryforwards	$14,730,000	$15,756,000
UK NOL carryforwards	552,000	534,000
Allowance for doubtful accounts	92,000	97,000
Compensation and vacation accrual	57,000	58,000
Operating accruals	6,000	285,000
Research and experimentation, AMT and foreign tax credits	126,000	126,000
Texas margin tax credit	106,000	120,000
Lease liabilities	854,000	-
Other	846,000	850,000
Total gross deferred tax assets	17,369,000	17,826,000
Valuation allowance	(16,218,000)	(17,149,000)
Net deferred tax assets	1,151,000	677,000
Deferred Tax Liabilities:
Capitalized software	497,000	523,000
Right of use assets	544,000	-
Fixed assets and intangibles	45,000	86,000
Foreign	47,000	45,000
Total gross deferred liabilities	1,133,000	654,000
Net deferred taxes	$18,000	$23,000

Schedule of Reconciliation of Expected Income Taxes

The reconciliation of computed expected income taxes to effective income taxes by applying the federal statutory rate of 21% is as follows:

	As of December 31,
	2019	2018
Tax at federal income tax rate	$424,000	$68,000
State provision	(23,000)	(15,000)
Foreign tax differential	(2,000)	13,000
Change in valuation allowance	(429,000)	(20,000)
Permanent items	3,000	(3,000)
Other	-	21,000
Total Provision	$(27,000)	$64,000